SCHEDULE OF FUTURE MINIMUM LOAN PAYMENTS TO BE PAID (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Present value of loan liabilities	$ 1,978,070	$ 2,070,563
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
2025	243,771
2026	243,771
2027	200,649
2028	196,729
2029	196,729
Thereafter	1,883,988
Total future minimum loan payments	2,965,637
Less: imputed interest	(521,452)
Present value of loan liabilities	$ 2,444,185